Taxes on Income - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%	21.00%
Foreign Income Tax Rate Differential			37.50%
Tax Deduction Percent			13.125%
Operating Loss Carryforwards	$ 161,000
Unrecognized Tax Benefits	$ 0	$ 0
Maximum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			35.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Tax Year 2016 [Member]
Income Tax Disclosure [Line Items]
Year under Income Tax Examination	2016
Tax Year 2018 [Member]
Income Tax Disclosure [Line Items]
Year under Income Tax Examination	2018
Israel Tax Authority [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			23.00%